Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of Income Tax Expense	Our income tax expense as presented in the consolidated financial statements is summarized as follows:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
Consolidated statements of operations:
Current income taxes	$20,209	$332	$3,430
Deferred income taxes	490,926	149,431	141,071
Total income tax expense included in consolidated statements of operations	511,135	149,763	144,501
Stockholders' equity:
Expense (benefit) relating to:
Adoption of expected credit loss model	—	—	(2,543)
Changes in other comprehensive income	(1,843,635)	207,353	225,746
Total income tax expense included in consolidated financial statements	$(1,332,500)	$357,116	$367,704

Effective Income Tax Rate Reconciliation
Income tax expense in the consolidated statements of operations differed from the amount computed at the applicable statutory federal income tax rates of 21% for the years ended December 31, 2022, 2021, and 2020 as follows:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
Income before income taxes	$2,431,712	$702,786	$815,961

Income tax expense on income before income taxes	$510,660	$147,585	$171,352
Tax effect of:
State income taxes	2,564	5,239	5,749
Tax exempt net investment income	(4,065)	(4,715)	(4,602)
Tax rate differential on net operating loss carryback	—	—	(30,041)
Other	1,976	1,654	2,043
Income tax expense	$511,135	$149,763	$144,501
Effective tax rate	21.0%	21.3%	17.7%

Deferred Tax Assets and Liabilities	The tax effects of temporary differences that give rise to the deferred tax assets and liabilities at December 31, 2022 and 2021, are as follows:

	December 31,
	2022	2021
	(Dollars in thousands)
Deferred income tax assets:
Policy benefit reserves	$—	$445,793
Credit losses/impairments	10,531	15,275
Net unrealized losses on available for sale fixed maturity securities	1,063,441	—
Amounts due reinsurer	1,030,759	748,812
Other policyholder funds	358	3,332
Deferred compensation	3,866	3,434
Share-based compensation	422	5,171
Net operating loss carryforwards	50,913	87,314
Other	71,417	1,140
Gross deferred tax assets	2,231,707	1,310,271
Deferred income tax liabilities:
Deferred policy acquisition costs and deferred sales inducements	(976,103)	(1,051,900)
Net unrealized gains on available for sale fixed maturity securities	—	(905,050)
Derivative instruments	(145,785)	(107,717)
Policy benefit reserves	(612,454)	(98,616)
Investment income items	(39,309)	(56,285)
Other	(19,622)	(5,120)
Gross deferred tax liabilities	(1,793,273)	(2,224,688)
Net deferred income tax asset (liability)	$438,434	$(914,417)